Short-term deposits	12 Months Ended
Dec. 31, 2016
Short-term deposits [Abstract]
Short-term deposits
6.	Short-term deposits

Short-term deposits represent time deposits placed with banks with original maturities of less than one year. Short-term deposits balance as of December 31, 2015 and 2016 primarily consist of the following currencies:

	December 31, 2015		December 31, 2016
		RMB		RMB
	Amount	equivalent	Amount	equivalent

RMB	250,000	250,000	1,235,000	1,235,000
US$	253,322	1,644,946	362,882	2,516,519
Total		1,894,946		3,751,519